CONTINGENCIES - Baosheng Network (Details)	Mar. 14, 2023 USD ($)	Mar. 14, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
CONTINGENCIES
Accounts payable			$ 2,292,871	$ 8,853,669
Baosheng Network
CONTINGENCIES
Penalty amount	$ 364
Accounts payable | ¥					¥ 160,965
Baosheng Network | Service fee repayment
CONTINGENCIES
Service fee amount	$ 23,338	¥ 160,965